Derivatives and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
		U.S. $ in thousands
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$29	$164	$4,917	$82,873
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	745	2,087	56,896	51,830
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(220)	(51)	88,757	21,168
Liability derivatives - Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	(646)	(657)	65,399	74,054
		$(92)	$1,543	$215,969	$229,925